Financial assets and liabilities, Other Financing (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($) ExtensionOption	Dec. 31, 2023 USD ($)	Oct. 02, 2023 MXN ($)	Sep. 25, 2023	Jun. 30, 2023 MXN ($)	Apr. 30, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Aug. 02, 2022 MXN ($)	Jul. 14, 2022	Jan. 31, 2022 MXN ($)	Jun. 19, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Aug. 22, 2019 USD ($)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)
Other Financing [Abstract]
Short-term	$ 64,139,000							$ 35,030,000
Long-term	12,374,000							32,475,000
Debt amount	$ 76,513,000							67,505,000
Basis points	1.00%	1.00%
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 40,900,000
Interest rate	12.00%	12.00%
Maturity date	November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																$ 28,000,000
Interest rate																12.90%
Maturity date	October 2021
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Maturity date	January 2022
Grace period	3 months
Number of grace period options | ExtensionOption	2
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 19,900,000
Interest rate												12.90%
Maturity date	June 2024
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 15,400,000
Interest rate									13.00%
Maturity date	December 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 25,500,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 45,800,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 34,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 21,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 8,400,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount															$ 20,000,000
Variable rate basis	28-day TIIE
Basis points															5.50%
Maturity date	November 2023
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	6 months
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 15,700,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	August 2021
INPIASA, S.A. de C.V. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Maturity date	December 2024
Others Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 6,000,000
Interest rate	15.00%	15.00%
Maturity date	October 2020
Others Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount													$ 1,000,000
Interest rate													0.25%
Maturity date	December 31, 2024
Others Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount								$ 5,061,000,000
Interest rate								15.00%
Maturity date	December 31, 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 607,800
Interest rate	6.84%	6.84%
Maturity date	March 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 201,600
Interest rate	6.13%	6.13%
Maturity date	October 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 86,600
Interest rate	5.96%	5.96%
Maturity date	March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 96,900
Interest rate	7.16%	7.16%
Maturity date	April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 252,100
Interest rate	4.58%	4.58%
Maturity date	August 2025
Hewlett Packard [Member] | Line of Credit - 6 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 43,300
Interest rate	5.14%	5.14%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 7 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 385,000
Interest rate	4.76%	4.76%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 8 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate										0.25%
Term of debt	1 year
Hewlett Packard [Member] | Line of Credit - 9 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate				0.25%
Maturity date	March 31, 2027
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Entidad no regulada [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount							$ 7,700,000
Interest rate							13.50%
Maturity date	March 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Entidad no regulada [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 11,600,000
Interest rate						13.50%
Maturity date	April 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Entidad no regulada [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount					$ 5,651,000
Interest rate					13.50%
Maturity date	June 2024
Excavsa, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 3,000,000
Interest rate			2.00%
Maturity date	October 2, 2024
PNC, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 860,000
Interest rate														4.40%
Maturity date	July 2024
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term	$ 54,802,000							$ 26,478,000
Long-term	324,000							10,070,000
Short-term interest payable	4,942,000							2,174,000
Long-term interest payable	0							0
Payable in Mexican Pesos [Member] | Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	6,720,000							6,946,000
Long-term	0							6,720,000
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term	3,000,000							4,257,000
Long-term	0							3,000,000
Payable in Mexican Pesos [Member] | INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	202,000							403,000
Long-term	0							0
Payable in Mexican Pesos [Member] | Others Investors [Member]
Other Financing [Abstract]
Short-term	11,711,000							12,561,000
Long-term	0							0
Payable in Mexican Pesos [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	159,000							137,000
Long-term	$ 324,000							350,000
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount											$ 622,500
Interest rate											9.87%
Maturity date	December 2025
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate										11.20%
Maturity date	September 2026
Payable in Mexican Pesos [Member] | Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Entidad no regulada [Member]
Other Financing [Abstract]
Short-term	$ 25,068,000							0
Long-term	0							0
Payable in Mexican Pesos [Member] | Excavsa, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	3,000,000							0
Long-term	0							0
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term	9,337,000							8,552,000
Long-term	12,050,000							22,405,000
Short-term interest payable	48,000							0
Long-term interest payable	0							0
Payable in US Dollars [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	6,383,000							5,258,000
Long-term	12,050,000							19,074,000
Payable in US Dollars [Member] | PNC, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term	2,906,000							3,294,000
Long-term	$ 0							$ 3,331,000